CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common shares [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2020	$ 85,147,700	$ 8,940,059	$ (63,209,457)	$ 30,878,302
Beginning Balance (Shares) at Dec. 31, 2020	112,224,174
Statements [Line Items]
Loss for the year			(3,723,784)	(3,723,784)
Common shares issued with warrants	$ 7,838,542	1,024,032		8,862,574
Common shares issued with warrants (Shares)	19,350,000
Issuance costs	$ (422,780)			(422,780)
Warrants exercised	$ 1,692,211	(274,013)		1,418,198
Warrants exercised (Shares)	2,400,000
Stock options exercised	$ 224,839	(83,589)		141,250
Stock options exercised (Shares)	1,125,000
Share-based payments		1,181,064		1,181,064
Ending Balance at Dec. 31, 2021	$ 94,480,512	10,787,553	(66,933,241)	38,334,824
Ending Balance (Shares) at Dec. 31, 2021	135,099,174
Statements [Line Items]
Loss for the year			(2,928,742)	(2,928,742)
Common shares issued with warrants	$ 4,393,194	695,575		5,088,769
Common shares issued with warrants (Shares)	12,400,000
Issuance costs	$ (94,518)	(15,175)		(109,693)
Stock options exercised	$ 137,051	(18,323)		118,728
Stock options exercised (Shares)	245,000
Share-based payments		687,816		687,816
Ending Balance at Dec. 31, 2022	$ 98,916,239	12,137,446	(69,861,983)	$ 41,191,702
Ending Balance (Shares) at Dec. 31, 2022	147,744,174			147,744,174
Statements [Line Items]
Loss for the year			(21,266,945)	$ (21,266,945)
Common shares issued with warrants	$ 1,293,315	314,466		1,607,781
Common shares issued with warrants (Shares)	5,400,000
Issuance costs	$ (24,771)	(6,024)		(30,795)
Share-based payments		65,773		65,773
Ending Balance at Dec. 31, 2023	$ 100,184,783	$ 12,511,661	$ (91,128,928)	$ 21,567,516
Ending Balance (Shares) at Dec. 31, 2023	153,144,174			153,144,174